Assets under management	12 Months Ended
Dec. 31, 2023
Assets under management
37 Assets under management
The following disclosure provides information regarding client assets, assets under management and net new assets as regulated by FINMA.
Assets under management
Assets under management include assets for which the Bank provides investment advisory or discretionary asset management services, investment fund assets and assets invested in other investment fund-like pooled investment vehicles managed by the Bank. The classification of assets under management is conditional upon the nature of the services provided by the Bank and the clients’ intentions. Assets are individually assessed on the basis of each client’s intentions and objectives and the nature of the banking services provided to that client. In order to be classified as assets under management, the Bank must currently or in the foreseeable future expect to provide a service where the involvement of the Bank’s banking or investment expertise (e.g. as asset manager or investment advisor) is not purely executional or custodial in nature.
Assets under custody are client assets held mainly for execution-related or safekeeping/custody purposes only and therefore are not considered assets under management since the Bank does not generally provide asset allocation or financial advice.
Assets of corporate clients and public institutions that are used primarily for cash management or transaction executional purposes for which no investment advice is provided are classified as commercial assets or assets under custody and therefore do not qualify as assets under management.
For the purpose of classifying assets under management, clients with multiple accounts are assessed from an overall relationship perspective. Accounts that are clearly separate from the remainder of the client relationship and represent assets held for custody purposes only are not included as assets under management.
The initial classification of the assets may not be permanent as the nature of the client relationship is reassessed on an on-going basis. If changes in client intent or activity warrant reclassification between client asset categories, the required reclassification adjustments are made immediately when the change in intent or activity occurs. Reclassifications between assets under management and assets held for transaction-related or custodial purposes result in corresponding net asset inflows or outflows.
A portion of the Bank’s assets under management results from double counting. Double counting arises when assets under management are subject to more than one level of asset management services. Each separate advisory or discretionary service provides additional benefits to the client and represents additional income for the Bank. Specifically, double counting primarily results from the investment of assets under management in collective investment instruments managed by the Bank. The extent of double counting is disclosed in the following table.
Assets under management
end of	2023	2022
CHF billion
Assets in collective investment instruments managed by Credit Suisse	175.1	194.6
Assets with discretionary mandates	215.2	244.1
Other assets under management	785.6	852.8
Assets under management (including double counting)	1,175.9	1,291.5
of which double counting	23.8	31.9
Changes in assets under management
	2023	2022
Assets under management (CHF billion)
Balance at beginning of period [1]	1,291.5	1,611.0
Net new assets/(net asset outflows)	(106.7)	(122.5)
Market movements, interest, dividends and foreign exchange	17.7	(169.9)
of which market movements, interest and dividends [2]	69.8	(165.9)
of which foreign exchange	(52.1)	(4.0)
Other effects	(26.6)	(27.1)
Balance at end of period	1,175.9	1,291.5
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.
Net new assets
Net new assets measure the degree of success in acquiring assets under management or changes in assets under management through warranted reclassifications. The calculation is based on the direct method, taking into account individual cash payments, security deliveries and cash flows resulting from loan increases or repayments.
Interest and dividend income credited to clients and commissions, interest and fees charged for banking services as well as changes in assets under management due to currency and market volatility are not taken into account when calculating net new assets, as such charges or market movements are not directly related to the Bank’s success in acquiring assets under management. Similarly other effects mainly relate to asset inflows and outflows due to acquisition or divestiture, exit from businesses or markets or exits due to new regulatory requirements and are not taken into account when calculating net new assets. The Bank reviews relevant policies regarding client assets on a regular basis.
Divisional allocation
Assets under management and net new assets for Wealth Management and Swiss Bank are allocated based on the management areas (business areas) that effectively manage the assets. The distribution of net new assets resulting from internal referral arrangements is governed under the net new asset referral framework, which includes preset percentages for the allocation of net new assets to the businesses.
The allocation of assets under management and net new assets for Asset Management reflects the location where the investment vehicles are managed and where the costs of managing the funds are incurred.